UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05536

Capital One Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus OH 43219

(Address of principal executive offices)(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-999-0426

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Item 1.	Schedule of Investments.

Capital One Funds

Portfolio of Investments

CAPITAL APPRECIATION FUND

November 30, 2007 (Unaudited)

Shares		Value($)
	COMMON STOCKS—98.8%
	Commercial Services— 1.3%
25,000	Donnelley (R.R.) & Sons Co.	916,500
50,200	System Services, Inc.	1,407,608

		2,324,108

	Communications— 3.5%
79,800	AT&T, Inc.	3,049,158
73,800	Verizon Communications	3,188,898

		6,238,056

	Consumer Durables— 0.6%
151,600	Ford Motor Co. [1]	1,138,516

	Consumer Non-Durables— 8.8%
27,500	Altria Group, Inc.	2,132,900
49,900	Colgate-Palmolive Co.	3,995,992
28,900	Estee Lauder Cos., Inc., Class A	1,297,032
80,400	Kraft Foods, Inc.	2,777,820
14,660	Nike, Inc., Class B	962,429
75,480	The Coca-Cola Co.	4,687,308

		15,853,481

	Consumer Services— 4.5%
75,760	Host Hotels & Resorts, Inc., REIT	1,453,834
54,900	McDonald’s Corp.	3,210,003
103,500	Walt Disney Co.	3,431,025

		8,094,862

	Distribution Services— 4.7%
16,500	Avnet, Inc. [1]	569,250
39,300	Grainger (W.W.), Inc.	3,470,190
65,500	McKesson HBOC, Inc.	4,370,815

		8,410,255

	Electronic Technology— 12.6%
30,520	Apple Computer, Inc. [1]	5,561,354
65,800	Hewlett-Packard Co.	3,366,328

Capital One Funds

Portfolio of Investments

CAPITAL APPRECIATION FUND

November 30, 2007 (Unaudited)

Shares		Value($)
	COMMON STOCKS — continued
	Electronic Technology — continued
33,000	MEMC Electronic Materials, Inc. [1]	2,560,140
53,600	National Semiconductor Corp.	1,225,296
118,500	Nokia Corp. ADR	4,660,605
45,000	Northrop Grumman Corp.	3,545,550
51,200	Texas Instruments, Inc.	1,616,384

		22,535,657

	Energy Minerals— 12.4%
26,300	Apache Corp.	2,545,577
7,500	Chevron Corp.	658,275
62,900	ConocoPhillips	5,034,516
62,900	Exxon Mobil Corp.	5,608,164
23,500	ONEOK, Inc.	1,092,750
44,900	Public Service Enterprise Group, Inc.	4,298,726
19,010	The Mosaic Co. [1]	1,314,541
25,200	Valero Energy Minerals Corp.	1,639,764

		22,192,313

	Finance— 13.7%
65,300	Annaly Capital Management, Inc., REIT	1,123,813
79,400	Citigroup, Inc.	2,644,020
15,300	Franklin Resources, Inc.	1,884,654
15,000	Goldman Sachs Group, Inc.	3,399,600
63,100	J.P. Morgan Chase & Co.	2,878,622
39,000	Merrill Lynch & Co., Inc.	2,337,660
30,480	Northern Trust Corp.	2,468,575
10,010	Prudential Financial, Inc.	942,342
45,500	State Street Corp.	3,634,995
47,000	SunTrust Banks, Inc.	3,295,170

		24,609,451

	Health Services— 1.9%
41,200	Wellpoint, Inc. [1]	3,469,452

	Health Technology— 7.7%
27,700	Becton, Dickinson & Co.	2,291,621
27,000	Genzyme Corp. [1]	2,023,110
6,400	Invitrogen Corp. [1]	620,864

Capital One Funds

Portfolio of Investments

CAPITAL APPRECIATION FUND

November 30, 2007 (Unaudited)

Shares		Value($)
	COMMON STOCKS — continued
	Health Technology — continued
65,900	Johnson & Johnson, Inc.	4,464,066
74,400	Merck & Co., Inc.	4,416,384

		13,816,045

	Human Resources— 0.9%
26,800	Manpower, Inc.	1,637,480

	Insurance— 6.2%
74,300	Chubb Corp.	4,053,065
78,600	McDermott International, Inc. [1]	4,110,780
56,900	Travelers Cos., Inc.	3,021,959

		11,185,804

	Non-Energy Minerals— 1.3%
13,000	Freeport-McMoRan Copper & Gold, Inc.	1,286,090
9,300	Southern Copper Corp.	1,029,045

		2,315,135

	Process Industrials— 1.4%
26,100	Monsanto Co.	2,593,557

	Producer Manufacturing— 5.4%
55,700	General Electric Co.	2,132,753
11,600	Genlyte Group, Inc. [1]	1,093,300
54,500	Honeywell International, Inc.	3,085,790
26,000	International Paper Co.	877,500
49,200	PACCAR, Inc.	2,490,012

		9,679,355

	Retail Trade— 4.1%
25,140	Costco Wholesale Corp.	1,694,436
56,400	CVS Corp.	2,261,076
35,000	Mens Wearhouse, Inc.	1,208,200
74,400	TJX Cos., Inc.	2,182,896

		7,346,608

	Technology Services— 5.6%
22,000	BMC Software, Inc. [1]	727,760
37,700	Computer Sciences Corp. [1]	1,991,314
3,000	Google, Inc. [1]	2,079,000
109,200	Microsoft Corp.	3,669,120
77,700	Oracle Corp. [1]	1,567,986

Capital One Funds

Portfolio of Investments

CAPITAL APPRECIATION FUND

November 30, 2007 (Unaudited)

Shares		Value($)
	COMMON STOCKS — continued
	Technology Services — continued
		10,035,180

	Transportation— 1.6%
8,040	Union Pacific Corp.	1,014,166
25,000	United Parcel Service, Inc., Class B	1,842,000

		2,856,166

	Utilities— 0.6%
19,950	Edison International	1,116,801

	TOTAL COMMON STOCKS (identified cost $120,020,792)	177,448,282

	MUTUAL FUND—0.9%
1,632,692	Fidelity Institutional Cash Treasury Money Market Fund – I Shares, 3.82% [2]	1,632,692

	TOTAL MUTUAL FUND (identified cost $1,632,692)	1,632,692

	TOTAL INVESTMENTS — 99.7% (identified cost $121,653,484) [3]	179,080,974
	OTHER ASSETS AND LIABILITIES-NET — 0.3%	563,672

	TOTAL NET ASSETS — 100.0%	$179,644,646

1	Non-income producing security.

2	Rate disclosed is as of November 30, 2007.

3	At November 30, 2007, the cost of investments for federal tax purposes was $121,653,484. The net unrealized appreciation of investments for federal tax purposes was $57,427,490. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $59,801,454 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(2,373,964).

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Capital One Funds

Portfolio of Investments

CAPITAL APPRECIATION FUND

November 30, 2007 (Unaudited)

INVESTMENT VALUATION – Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Capital One Funds

Portfolio of Investments

LOUISIANA MUNICIPAL INCOME FUND

November 30, 2007 (Unaudited)

Principal Amount($)		Value($)
	MUNICIPAL BONDS—102.3%
	Louisiana— 102.3%
250,000	Baton Rouge, LA, Sales & Use Tax Revenue, Public Improvement, (Series A), 5.00%, (MBIA INS), (Original Issue Yield: 3.70%), 8/1/2011	264,520
500,000	Caddo Parish, LA, Parishwide School District, GO, 5.00%, (CIFG INS), (Original Issue Yield: 3.68%), 3/1/2012	531,240
555,000	Caddo Parish, LA, Parishwide School District, GO, 5.00%, (CIFG INS), (Original Issue Yield: 3.77%), 3/1/2014	599,999
1,070,000	Caddo Parish, LA, Parishwide School District, GO, (Series A), 5.25%, (FSA INS), (Original Issue Yield: 3.86%), 3/1/2015	1,183,773
1,000,000	East Baton Rouge Parish, LA, Sewer Revenue Bonds, 4.50%, (MBIA INS), (Original Issue Yield: 4.50%), 2/1/2013	1,053,790
250,000	East Baton Rouge Parish, LA, Sales Tax Revenue, Public Improvement, (Series ST-B), 5.00%, (AMBAC INS), (Original Issue Yield: 3.80%), 2/1/2014	270,663
1,265,000	East Baton Rouge, LA, Sewer Commission, (Series A), 5.00%, (FSA INS), (Original Issue Yield: 4.05%), 2/1/2015	1,378,648
1,000,000	Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024	1,060,450
755,000	Iberia Parish, LA, Parishwide School District, GO, 5.50%, (MBIA INS), (Original Issue Yield: 4.13%), 3/1/2013	829,194
875,000	Iberia Parish, LA, Parishwide School District, GO, 5.00%, (MBIA INS), (Original Issue Yield: 4.25%), 3/1/2015	952,420
455,000	Jefferson Davis Parish, LA, Registered Sales Tax District No. 1, 5.00%, (CIFG INS), (Original Issue Yield: 3.75%), 2/1/2013	480,889
830,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds, (Series A), AMT , 6.15%, (FNMA/GNMA COLs), 6/1/2028 [1]	840,748
700,000	Jefferson Parish, LA, School Board Sales & Use Tax Revenue, Refunding Bonds, 0.00%, (FSA INS), (Original Issue Yield: 5.10%), 3/1/2010	645,939
680,000	Jefferson, LA, Sales Tax District, Special Sales Tax Revenue, (Series B), 5.75%, (AMBAC INS), (Original Issue Yield: 5.20%), 12/1/2014	748,904
1,160,000	Jefferson, LA, Sales Tax District, Special Sales Tax Revenue, 5.00%, (AMBAC INS), (Original Issue Yield: 3.94%), 12/1/2019	1,239,182
1,005,000	Lafayette, LA, Public Improvement Sales Tax, (Series C), 5.00%, (AMBAC INS), (Original Issue Yield: 3.74%), 5/1/2015	1,095,329
1,500,000	Lafayette, LA, Public Improvement Sales Tax, (Series A), 5.63%, (FGIC INS), (Original Issue Yield: 5.69%), 3/1/2025	1,597,800
1,655,000	Lafayette, LA, Public Power Authority Electric, Revenue Bonds, (Series B) , 5.00%, (AMBAC INS), (Original Issue Yield: 3.22%), 11/1/2011	1,747,316
1,000,000	Lafourche Parish, LA, Consolidated School District, No. 1 Parish Wide, 5.00%, (MBIA INS), (Original Issue Yield: 3.99%), 2/1/2015	1,087,860
450,000	Lafourche Parish, LA, Consolidated School District, No. 1 Parish Wide, 5.00%, (MBIA INS), (Original Issue Yield: 4.07%), 2/1/2016	485,730
1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.00%, (AMBAC GTD), (Original Issue Yield: 4.30%), 3/1/2015	1,088,480
1,405,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.00%, (AMBAC INS), (Original Issue Yield: 3.91%), 12/1/2016	1,533,319
1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.00%, (Livingston Parish Road Project), (AMBAC GTD), (Original Issue Yield: 4.40%), 3/1/2017	1,082,210
1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, (Series A), 5.20%, (AMBAC INS), (Original Issue Yield: 5.30%), 6/1/2031	1,027,440
1,000,000	Louisiana PFA, Revenue Bonds, (Series A), 5.00%, (Original Issue Yield: 4.49%), 5/15/2012	1,029,540
1,000,000	Louisiana PFA, Revenue Bonds, 5.00%, (Baton Rouge General Medical Center), (MBIA INS), (Original Issue Yield: 3.89%), 7/1/2014	1,070,810

LOUISIANA MUNICIPAL INCOME FUND (continued)

Principal Amount($) or Shares		Value($)
	MUNICIPAL BONDS — continued
	Louisiana — continued
1,000,000	Louisiana PFA, Revenue Bonds, 5.00%, (FSA INS), (Original Issue Yield: 5.38%), 8/1/2017	1,037,560
1,000,000	Louisiana PFA, Revenue Refunding Bonds, (Series A), 5.00%, (Tulane University, LA), (AMBAC INS), (Original Issue Yield: 5.15%), 7/1/2022	1,071,990
1,795,000	Louisiana PFA, Revenue Refunding Bonds, (Series A) , 6.75%, (Bethany Home Project), (FHA GTD), 8/1/2025	1,796,867
1,045,000	Louisiana PFA, Revenue Refunding Bonds, (Series A), 5.13%, (Tulane University, LA), (Original Issue Yield: 5.25%), 7/1/2027	1,125,747
785,000	Louisiana State Military Department, Revenue Bonds, 5.00%, (Original Issue Yield: 4.40%), 8/1/2012	820,812
1,000,000	Louisiana State Office Facilities, Refunding Revenue Bonds, 4.70%, (MBIA INS), (Original Issue Yield: 4.79%), 11/1/2022	1,019,470
1,000,000	Louisiana State Office Facilities, Refunding Revenue Bonds, 4.75%, (MBIA INS), (Original Issue Yield: 4.88%), 11/1/2023	1,020,380
2,200,000	Louisiana State Offshore Term Authority Deepwater Port Revenue, Loop LLC Project, 5.00%, (Original Issue Yield: 4.45%), 10/1/2020	2,254,296
1,655,000	Louisiana State University and Agricultural and Mechanical College Board, (Auxiliary Series A), 5.00%, (AMBAC INS), (Original Issue Yield: 3.76%), 7/1/2015	1,805,853
2,000,000	Louisiana State, GO, (Series A), 5.00%, (MBIA INS), (Original Issue Yield: 3.66%), 8/1/2014	2,176,120
600,000	Louisiana State, GO, (Series A), 5.00%, (FGIC INS), (Original Issue Yield: 5.23%), 11/15/2015	629,466
970,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25%, (United States Treasury/REFCO Strips COL), (Original Issue Yield: 6.52%), 1/15/2011	1,043,856
790,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75%, (FGIC INS), (Original Issue Yield: 5.78%), 3/1/2020	832,613
780,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75%, (FGIC INS), (Original Issue Yield: 5.81%), 3/1/2021	822,073
1,020,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75%, (FGIC INS), (Original Issue Yield: 5.85%), 3/1/2024	1,075,019
2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.88%, (AMBAC INS), (Original Issue Yield: 5.95%), 9/1/2029	2,628,550
1,000,000	Shreveport LA, (Series B), 39,445.55%, (FSA INS), (Original Issue Yield: 3.96%), 3/1/2016	1,091,820
1,000,000	Shreveport LA, (Series A), 5.00%, (MBIA INS), (Original Issue Yield: 3.91%), 5/1/2018	1,070,380
1,000,000	State Tammany Parish, LA, Sales Tax, Jail, 5.00%, (CIFG INS), (Original Issue Yield: 3.98%), 4/1/2018	1,063,270

	TOTAL MUNICIPAL BONDS (identified cost $48,156,452)	49,312,335

	MUTUAL FUND—1.1%
529,670	Goldman Sachs ILA Tax-Free Instruments, 3.44% [2]	529,670

	TOTAL MUTUAL FUND (identified cost $529,670)	529,670

	TOTAL INVESTMENTS — 103.4% (identified cost $48,686,123) [3]	49,842,005
	OTHER ASSETS AND LIABILITES-NET — (3.4)%	(1,619,194)

	NET ASSETS — 100.0%	$48,222,811

1	Securities that are subject to the federal alternative minimum tax (AMT) represent 1.74% of the Fund’s portfolio calculated based upon total market value.

2	Rate disclosed is as of November 30, 2007.

3	At November 30, 2007, the cost of investments for federal tax purposes was $48,641,089. The net unrealized appreciation of investments for federal tax purposes was $1,200,916. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,230,974 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(30,058).

AMBAC	American Municipal Bond Insurance Corp.
AMT	Subject to alternative minimum tax
CIFG	County IXIS Financial Guaranty
COL	Collateralized
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Federal Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
INS	Insured
LLC	Limited Liability Co.
MBIA	Municipal Bond Insurance Organization
PFA	Public Facility Authority
REFCO	Resolution Funding Corporation
UT	Unlimited Tax

LOUISIANA MUNICIPAL INCOME FUND (continued)

INVESTMENT VALUATION - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Capital One Funds

Portfolio of Investments

MID CAP EQUITY FUND

November 30, 2007 (Unaudited)

Shares		Value($)
	COMMON STOCKS — 98.4%
	Airlines— 0.6%
30,700	Continental Airlines, Inc., Class B [1]	864,205

	Banks— 1.0%
30,700	Comerica, Inc.	1,405,446

	Commercial Services— 4.4%
14,700	Dun & Bradstreet Corp.	1,311,681
104,200	IKON Office Solutions, Inc.	1,316,046
118,800	SEI Investments Co.	3,685,176

		6,312,903

	Communications— 3.2%
6,400	CenturyTel, Inc.	272,832
76,200	Ciena Corp. [1]	3,351,276
80,000	RF Micro Devices, Inc. [1]	462,400
8,200	Telephone and Data System, Inc.	510,450

		4,596,958

	Consumer Non-Durables— 4.0%
36,800	American Greetings Corp., Class A	855,968
31,500	Hormel Foods Corp.	1,252,125
20,400	International Flavors & Fragrances, Inc.	1,022,856
7,600	Molson Coors Brewing Co.	409,184
35,000	NBTY, Inc. [1]	1,045,450
43,300	Packaging Corp. of America	1,224,957

		5,810,540

	Consumer Services— 3.5%
44,800	Bob Evans Farms, Inc.	1,381,632
32,000	Expedia, Inc. [1]	1,043,200
22,600	ITT Educational Services, Inc. [1]	2,556,964

		4,981,796

	Distribution Services— 3.4%
87,900	Avnet, Inc. [1]	3,032,550
10,200	Grainger (W.W.), Inc.	900,660
49,500	Ingram Micro, Inc., Class A1	985,050

		4,918,260

	Electronic Technology— 1.5%
28,800	MEMC Electronic Materials, Inc. [1]	2,234,304

	Energy Minerals— 6.1%
86,200	Cabot Oil & Gas Corp., Class A	2,967,004
130,500	Global Industries Ltd. [1]	2,893,185
60,400	Tesoro Petroleum Corp.	2,970,472

		8,830,661

	Finance— 13.2%
68,500	American Capital Strategies Ltd.	2,576,285
58,600	Assurant, Inc.	3,834,198
32,900	Bank of Hawaii Corp.	1,713,103
192,600	First Niagara Financial Group, Inc.	2,394,018
50,400	Hospitality Properties Trust, REIT	1,841,616
154,600	HRPT Properties Trust, REIT	1,280,088
7,500	Jones Lang LaSalle, Inc.	630,525
58,600	Plum Creek Timber Co., Inc.	2,717,282
24,500	Ryder System, Inc.	1,062,320

Shares		Value($)
	COMMON STOCKS—continued
	Finance — continued
30,100	Wilmington Trust Corp.	1,075,172

		19,124,607

	Health Services— 1.0%
25,000	Coventry Health Care, Inc. [1]	1,447,000

	Health Technology— 7.6%
81,800	Applera Corp.	2,794,288
16,400	Charles River Laboratories International, Inc. [1]	1,041,892
38,900	ImClone Systems, Inc. [1]	1,754,001
35,300	Techne Corp. [1]	2,299,795
34,000	Ventana Medical Systems, Inc. [1]	3,019,880

		10,909,856

	Industrial Services— 4.3%
194,300	Allied Waste Industries, Inc. [1]	2,216,963
7,100	Fluor Corp.	1,044,907
71,200	Granite Construction, Inc.	2,920,624

		6,182,494

	Insurance— 3.6%
55,100	American Financial Group, Inc.	1,610,022
47,000	Humana, Inc. [1]	3,620,410

		5,230,432

	Non-Energy Minerals— 2.1%
60,200	Steel Dynamics, Inc.	3,028,662

	Process Industrials— 4.5%
57,100	Airgas, Inc.	2,825,308
93,900	Celanese Corp.	3,725,952

		6,551,260

	Producer Manufacturing— 10.0%
50,000	Cooper Tire & Rubber Co.	769,000
46,000	Cummins, Inc.	5,377,400
12,600	Energizer Holdings, Inc. [1]	1,431,738
14,000	Goodrich Corp.	998,060
22,700	Holly Corp.	1,099,815
70,300	Joy Global, Inc.	4,077,400
33,600	TRW Automotive Holdings Corp. [1]	754,320

		14,507,733

	Publishing— 0.8%
30,700	Scholastic Corp. [1]	1,081,868

	Retail Trade— 7.6%
85,400	Family Dollar Stores, Inc.	2,011,170
51,000	Mattel, Inc.	1,018,980
47,700	Mens Wearhouse, Inc.	1,646,604
15,000	Phillips-Van Heusen Corp.	636,300
112,900	RadioShack Corp.	2,088,650
90,000	Ross Stores, Inc.	2,374,200
18,000	Ruddick Corp.	644,220
40,900	Steelcase, Inc., Class A	618,817
		11,038,941
	Technology Services— 4.9%
45,900	BMC Software, Inc. [1]	1,518,372
82,400	Cypress Semiconductor Corp. [1]	2,737,328
112,900	Sybase, Inc. [1]	2,894,756

		7,150,456

Shares		Value($)
	COMMON STOCKS — continued
	Transportation— 2.9%
35,800	Con-way, Inc.	1,513,624
55,500	Tidewater, Inc.	2,713,395

		4,227,019

	Utilities— 8.1%
57,800	Energen Corp.	3,684,172
100,200	MDU Resources Group, Inc.	2,734,458
113,100	Northeast Utilities	3,571,698

MID CAP EQUITY FUND (continued)

Shares		Value($)
	COMMON STOCKS — continued
	Utilities — continued
40,700	NRG Energy, Inc. [1]	1,725,273

		11,715,601

	TOTAL COMMON STOCKS (identified cost $123,838,025)	142,151,002

	MUTUAL FUND—1.6%
2,316,105	Fidelity Institutional Cash Treasury Money Market Fund – I Shares, 3.82% [2]	2,316,105

	TOTAL MUTUAL FUND (identified cost $2,316,105)	2,316,105

	TOTAL INVESTMENTS — 100.0% (identified cost $126,154,130) [3]	144,467,107
	OTHER ASSETS AND LIABILITIES-NET — 0.0%	68,384

	TOTAL NET ASSETS — 100.0%	$144,535,491

1	Non-income producing security.

2	Rate disclosed is as of November 30, 2007.

3	At November 30, 2007, the cost of investments for federal tax purposes was $126,179,885. The net unrealized appreciation of investments for federal tax purposes was $18,287,222. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,212,262 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(8,925,040).

REIT	Real Estate Investment Trust

	INVESTMENT VALUATION - Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Capital One Funds

Portfolio of Investments

TOTAL RETURN BOND FUND

November 30, 2007 (Unaudited)

Principal Amount($)		Value($)
	COLLATERALIZED MORTGAGE BACKED SECURITIES—18.2%
	Banks— 10.5%
1,000,000	Banc of America Commercial Mortgage, Inc. 2004-6, Class A2, 4.16%, 12/10/2042	988,367
1,000,000	Banc of America Commercial Mortgage, Inc. 2006-1, Class A3A, 5.45%, 9/10/2045	1,010,553
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3, Class A2, 5.56%, 10/15/2048	2,037,133

		4,036,053

	Finance— 7.7%
1,420,183	First Horizon Mortgage Pass-Through Trust 2004-3, Class 2A1, 4.56%, 6/25/2019	1,393,912
1,550,000	Merrill Lynch Mortgage Trust 2005-CKI1, Class ASB, 5.42% , 11/12/2037 [1]	1,565,570

		2,959,482

	TOTAL COLLATERALIZED MORTGAGE BACKED SECURITIES (identified cost $6,900,895)	6,995,535

	CORPORATE BONDS—22.9%
	Airlines— 2.3%
250,000	General Dynamics Corp., 5.38%, 8/15/2015	258,737
500,000	Southwest Airlines Co., 6.50%, 3/1/2012	524,683
100,000	United Technologies Corp., 6.05%, 6/1/2036	104,539

		887,959

	Banks— 1.3%
500,000	Bank of America Corp., 5.75%, 8/15/2016	500,767

	Communications— 1.6%
625,000	Verizon Virginia, Inc., 4.63%, 3/15/2013	604,550

	Consumer Non-Durables— 1.7%
400,000	Anheuser-Busch Cos., Inc., 4.95%, 1/15/2014	399,397
250,000	Kimberly-Clark Corp., 5.00%, 8/15/2013	254,014

		653,411

	Finance— 7.3%
400,000	American International Group, Inc., 5.05%, 10/1/2015	389,210
500,000	Berkshire Hathaway Finance Corp., 5.10%, 7/15/2014	511,417
400,000	CIT Group, Inc., 5.40%, 1/30/2016	348,779
400,000	Citigroup, Inc., 5.00%, 9/15/2014	384,553
200,000	General Electric Capital Corp., Series A, 6.15%, 8/7/2037	214,745
500,000	HSBC Finance Corp., 5.00%, 6/30/2015	478,382
500,000	Morgan Stanley, Subordinate Note, 4.75%, 4/1/2014	477,359

		2,804,445

	Health Services— 1.3%
250,000	Abbott Laboratories, 5.88%, 5/15/2016	261,146
250,000	Johnson & Johnson, 4.95%, 5/15/2033	237,343

		498,489

	Health Technology— 1.3%
500,000	Genentech, Inc., Note, 4.75%, 7/15/2015	492,629

	Producer Manufacturing— 2.8%
300,000	Caterpillar, Inc., 5.70%, 8/15/2016	310,465
225,000	Honeywell International, 5.63%, 8/1/2012	236,426
150,000	Rockwell Automation, Inc., 6.25%, 12/1/2037	149,295
350,000	Textron, Inc., 6.50%, 6/1/2012	376,251

		1,072,437

	Retail Trade— 1.1%
200,000	Home Depot, Inc., 5.25%, 12/16/2013	195,227
250,000	McDonald’s Corp., 5.30%, 3/15/2017	248,983

		444,210

	Technology Services— 2.2%
250,000	Hewlett-Packard Co., 5.40%, 3/1/2017	254,620
250,000	IBM Corp., 5.70%, 9/14/2017	257,626
350,000	Oracle Corp., 5.25%, 1/15/2016	350,323

		862,569

	TOTAL CORPORATE BONDS (identified cost $8,743,042)	8,821,466

	GOVERNMENT AGENCIES—11.9%
1,000,000	Federal Farm Credit Bank — 2.7%
	5.10%, 8/5/2013	1,049,584
	Federal Home Loan Bank — 3.7%
850,000	4.88%, 11/18/2011	880,897
500,000	5.50%, 8/13/2014	536,463

		1,417,360

	Federal Home Loan Mortgage Corporation — 2.7%
450,000	5.00%, 4/18/2017	465,710
550,000	5.50%, 8/20/2012	585,378

TOTAL RETURN BOND FUND (continued)

Principal Amount($) or Shares		Value($)
	GOVERNMENT AGENCIES — continued
		1,051,088

1,000,000	Federal National Mortgage Association — 2.8%
	7.13%, 6/15/2010	1,082,439

	TOTAL GOVERNMENT AGENCIES (identified cost $4,402,177)	4,600,471

	MORTGAGE BACKED SECURITIES—33.7%
	Federal Home Loan Mortgage Corporation 15 Year — 6.3%
1,934,572	Pool G12410, 5.00%, 5/1/2021 [2]	1,933,711
486,324	Pool G18195, 5.50%, 7/1/2022 [2]	491,648

		2,425,359

1,214,146	Federal Home Loan Mortgage Corporation 20 Year — 3.2%
	Pool C91030, 5.50%, 5/1/2027 [2]	1,225,656
1,021,853	Federal Home Loan Mortgage Corporation 30 Year — 2.7%
	Pool G08003, 6.00%, 7/1/2034 [2]	1,039,182
	Federal National Mortgage Association 30 Year — 15.4%
2,000,045	Pool 725027, 5.00%, 11/1/2033 [2]	1,965,042
992,241	Pool 725946, 5.50%, 11/1/2034 [2]	995,715
2,038,440	Pool 817423, 5.50%, 8/1/2035 [2]	2,043,447
904,751	Pool 937392, 5.50%, 6/1/2037 [2]	906,404
721	Pool 85131, 11.00%, 5/1/2017 [2]	783

		5,911,391

354,917	Federal National Mortgage Association 7 Year — 0.9%
	Pool 254256, 5.50%, 4/1/2009 [2]	358,177
37,156	Government National Mortgage Association 15 Year — 0.1%
	Pool 420153, 7.00%, 9/15/2010 [2]	38,172
	Government National Mortgage Association 30 Year — 5.1%
1,498,727	Pool 678949, 6.50%, 10/15/2037 [2]	1,551,498
20,637	Pool 345031, 7.00%, 10/15/2023 [2]	21,903
29,037	Pool 345090, 7.00%, 11/15/2023 [2]	30,819
19,943	Pool 360772, 7.00%, 2/15/2024 [2]	21,165
17,690	Pool 302101, 7.00%, 6/15/2024 [2]	18,774
6,063	Pool 404653, 7.00%, 9/15/2025 [2]	6,439
21,612	Pool 408884, 7.00%, 9/15/2025 [2]	22,953
10,458	Pool 410108, 7.00%, 9/15/2025 [2]	11,107
21,283	Pool 415865, 7.00%, 9/15/2025 [2]	22,604
64,952	Pool 418781, 7.00%, 9/15/2025 [2]	68,983
50,001	Pool 420157, 7.00%, 10/15/2025 [2]	53,104
89,574	Pool 415427, 7.50%, 8/15/2025 [2]	95,642
10,876	Pool 168511, 8.00%, 7/15/2016 [2]	11,641
1,690	Pool 174673, 8.00%, 8/15/2016 [2]	1,809
6,441	Pool 177145, 8.00%, 1/15/2017 [2]	6,910
3,810	Pool 212660, 8.00%, 4/15/2017 [2]	4,087
2,668	Pool 217533, 8.00%, 5/15/2017 [2]	2,862
19,878	Pool 216950, 8.00%, 6/15/2017 [2]	21,324
5,474	Pool 291100, 9.00%, 5/15/2020 [2]	5,931
1,997	Pool 147875, 10.00%, 3/15/2016 [2]	2,306
2,196	Pool 253449, 10.00%, 10/15/2018 [2]	2,547
306	Pool 279619, 10.00%, 9/15/2019 [2]	357

		1,984,765

	TOTAL MORTGAGE BACKED SECURITIES (identified cost $12,826,578)	12,982,702

	U.S. TREASURY OBLIGATIONS—10.5%
	U.S. Treasury Bonds — 1.5%
$350,000	4.50%, 2/15/2036	$354,977
200,000	5.25%, 2/15/2029	222,063

		577,040

	U.S. Treasury Notes — 9.0%
750,000	4.63%, 8/31/2011	786,328
1,050,000	4.63%, 11/15/2016	1,103,157
1,500,000	4.75%, 5/15/2014	1,596,094

		3,485,579

	TOTAL U.S. TREASURY OBLIGATIONS (identified cost $3,954,381)	4,062,619
	MUTUAL FUND—1.7%
647,184	Fidelity Institutional Cash Treasury Money Market Fund – I Shares, 3.82% [1]	647,184
	TOTAL MUTUAL FUND (identified cost $647,184)	647,184
	TOTAL INVESTMENTS — 98.9% (identified cost $37,474,257) [3]	38,109,977
	OTHER ASSETS AND LIABILITIES-NET — 1.1%	416,581

	NET ASSETS — 100.0%	$38,526,558

1	Rate disclosed is as of November 30, 2007.

2	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

3	At November 30, 2007, the cost of investments for federal tax purposes was $37,504,749. The net unrealized appreciation of investments for federal tax purposes was $605,228. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $711,075 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(105,847).

INVESTMENT VALUATION - The Fund generally values fixed income and short term securities according to prices furnished by an independent pricing service, except that fixed income and short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Fixed income and short-term security prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Capital One Funds

Portfolio of Investments

U.S. GOVERNMENT INCOME FUND

November 30, 2007 (Unaudited)

Principal Amount($)		Value($)
	COLLATERALIZED MORTGAGE BACKED SECURITIES —7.6%
1,000,000	Banc of America Commercial Mortgage, Inc. 2004-6, Class A2, 4.16%, 12/10/2042	988,367
468,140	Federal Home Loan Mortgage Corp. 3347, Class PA, 5.00%, 6/15/2028	470,411
1,000,000	GE Capital Commercial Mortgage Corp. 2005-C1, Class A2, 4.35%, 6/10/2048	990,575
2,500,000	Merrill Lynch Mortgage Investors Trust 1998-C1, Class A3, 6.72%, 11/15/2026	2,660,047
1,000,000	Morgan Stanley Capital I 2006-HQ9, Class A4, 5.73%, 7/12/2044	1,021,644

	TOTAL COLLATERALIZED MORTGAGE BACKED SECURITIES (identified cost $6,019,348)	6,131,044

	CORPORATE BONDS—1.5%
	Finance— 1.5%
1,250,000	General Electric Capital Corp., (Series A), MTN, 5.50%, 11/15/2011	1,251,178

	TOTAL CORPORATE BONDS (identified cost $1,250,000)	1,251,178

	GOVERNMENT AGENCIES—52.1%
	Federal Farm Credit Bank — 3.3%
1,150,000	0.00%, 12/4/2007 [1]	1,149,463
500,000	5.38%, 12/5/2013	505,512
1,000,000	5.70%, 12/4/2017	1,000,232

		2,655,207

	Federal Home Loan Bank — 10.2%
1,000,000	4.38%, 10/22/2010	1,018,477
1,000,000	4.88%, 5/17/2017	1,025,648
1,000,000	5.00%, 11/17/2017	1,034,528
500,000	5.50%, 4/30/2012	500,048
1,000,000	5.60%, 11/28/2017	1,011,932
1,500,000	5.80%, 9/2/2008	1,516,401
2,000,000	5.80%, 2/23/2017	2,036,742

		8,143,776

	Federal Home Loan Mortgage Corporation — 15.7%
1,000,000	4.13%, 11/30/2009	1,008,711
1,000,000	4.63%, 10/25/2012	1,027,333
1,250,000	5.25%, 12/14/2011	1,250,536
1,000,000	5.38%, 2/8/2010	1,002,421
1,000,000	5.40%, 2/2/2012	1,017,794
1,000,000	5.45%, 11/21/2013	1,011,836
1,000,000	5.50%, 12/27/2011	1,001,102
2,000,000	5.55%, 1/9/2012	2,003,408
1,000,000	6.00%, 6/5/2015	1,008,635
500,000	6.00%, 1/4/2017	500,824
1,000,000	6.00%, 6/5/2017	1,009,336
800,000	6.00%, 10/3/2022	807,324

		12,649,260

	Federal National Mortgage Association — 22.9%
750,000	4.75%, 11/19/2012	774,355
3,000,000	5.00%, 5/11/2017	3,103,203
2,000,000	5.38%, 6/12/2017	2,127,688
500,000	5.50%, 1/23/2012	501,150
1,000,000	5.55%, 2/16/2017	1,030,836
2,000,000	5.60%, 2/8/2016	2,005,076
170,000	5.60%, 2/1/2017	175,371
1,000,000	5.63%, 5/19/2011	1,007,794
1,000,000	5.80%, 9/8/2016	1,027,093
2,118,000	6.00%, 5/15/2011	2,272,146
850,000	6.00%, 8/29/2016	860,123
2,000,000	6.00%, 2/28/2017	2,009,052
1,000,000	6.00%, 3/15/2017	1,000,388
500,000	6.38%, 6/15/2009	519,530

		18,413,805

	TOTAL GOVERNMENT AGENCIES (identified cost $41,213,333)	41,862,048

	MORTGAGE BACKED SECURITIES—16.1%
	Federal Home Loan Mortgage Corporation 15 Year — 4.0%
874,454	Pool J02868, 5.50%, 7/1/2021 [2]	884,180
260,281	Pool J03253, 6.00%, 8/1/2021 [2]	265,762
1,945,313	Pool G12397, 6.00%, 9/1/2021 [2]	1,986,275
44,019	Pool 294383, 8.75%, 2/1/2017 [2]	46,310
2,362	Pool 170170, 9.00%, 6/1/2016 [2]	2,539
68	Pool 170193, 9.00%, 9/1/2016 [2]	73
335	Pool 170196, 9.00%, 10/1/2016 [2]	360
2,867	Pool 170210, 9.00%, 1/1/2017 [2]	3,091
8,814	Pool 360029, 10.00%, 6/1/2018 [2]	10,098

		3,198,688

	Federal National Mortgage Association 15 Year — 5.9%
3,861,928	Pool 745562, 5.50%, 4/1/2021 [2]	3,908,632
362,036	Pool 256297, 6.00%, 6/1/2016 [2]	370,867
355,405	Pool 845502, 6.00%, 6/1/2021 [2]	363,365
18,630	Pool 313707, 7.00%, 8/1/2012 [2]	19,397

		4,662,261

	Federal National Mortgage Association 30 Year — 3.5%
73,991	Pool 254325, 5.00%, 4/1/2009 [2]	74,143
371,485	Pool 896530, 6.00%, 8/1/2036 [2]	377,683
362,498	Pool 887836, 6.00%, 9/1/2036 [2]	368,546
956,782	Pool 888421, 6.00%, 6/1/2037 [2]	972,686
58,219	Pool 253662, 6.50%, 1/1/2008 [2]	58,487
410,954	Pool 771178, 6.50%, 3/1/2034 [2]	423,641
292,860	Pool 255673, 6.50%, 3/1/2035 [2]	301,546
71,531	Pool 254093, 7.00%, 12/1/2031 [2]	75,208
81,203	Pool 591249, 7.50%, 7/1/2031 [2]	86,754
15,171	Pool 102873, 9.50%, 8/1/2020 [2]	16,683

		2,755,377

	Government National Mortgage Association 15 Year — 0.1%
15,904	Pool 427552, 6.50%, 2/15/2017 [2]	16,398
72,157	Pool 780052, 7.00%, 12/15/2008 [2]	72,678
2,869	Pool 405378, 7.00%, 11/15/2009 [2]	2,923
16,978	Pool 405476, 7.00%, 9/15/2010 [2]	17,442

U.S. Government Income Fund (continued)

Principal Amount($)		Value($)
	MORTGAGE BACKED SECURITIES — continued
		$109,441

	Government National Mortgage Association 30 Year — 2.6%
$1,129,545	Pool 615486, 5.50%, 7/15/2034 [2]	1,146,155
36,710	Pool 609007, 5.50%, 8/15/2036 [2]	37,217
51,299	Pool 502638, 6.50%, 4/15/2029 [2]	53,411
150,709	Pool 357260, 7.00%, 9/15/2023 [2]	159,956
105,792	Pool 2933, 7.00%, 6/20/2030 [2]	111,801
62,365	Pool 569622, 7.00%, 2/15/2032 [2]	66,108
59,416	Pool 552475, 7.00%, 3/15/2032 [2]	62,982
33,899	Pool 329790, 7.50%, 10/15/2022 [2]	36,123
33,253	Pool 345096, 7.50%, 3/15/2026 [2]	35,505
54,602	Pool 424000, 7.50%, 9/15/2026 [2]	58,301
28,514	Pool 2839, 7.50%, 11/20/2029 [2]	30,312
35,579	Pool 2853, 7.50%, 12/20/2029 [2]	37,822
24,298	Pool 3011, 7.50%, 12/20/2030 [2]	25,821
69,574	Pool 297829, 8.00%, 1/15/2022 [2]	75,048
54,546	Pool 319358, 8.00%, 4/15/2022 [2]	58,837
46,171	Pool 328183, 8.00%, 8/15/2022 [2]	49,804
48,420	Pool 422007, 8.00%, 10/15/2029 [2]	52,400
18,654	Pool 2868, 8.00%, 1/20/2030 [2]	20,123
21,524	Pool 2884, 8.00%, 2/20/2030 [2]	23,219
25,537	Pool 2897, 8.00%, 3/20/2030 [2]	27,547
9,919	Pool 1956, 8.50%, 2/20/2025 [2]	10,800
16,430	Pool 288103, 9.00%, 2/15/2020 [2]	17,801
17,657	Pool 290127, 9.50%, 6/15/2020 [2]	19,400

		2,216,493

	TOTAL MORTGAGE BACKED SECURITIES (identified cost $12,744,763)	12,942,260

	U.S. TREASURY OBLIGATIONS—22.0%
1,000,000	U.S. Treasury Bill — 1.2%
	0.00%, 12/27/2007 [1]	997,435
1,000,000	U.S. Treasury Bond — 1.6%
	7.50%, 11/15/2016	1,260,860
	U.S. Treasury Notes — 19.2%
2,000,000	4.25%, 8/15/2015	2,055,002
1,000,000	4.50%, 11/15/2015	1,043,985
1,500,000	4.63%, 2/15/2017	1,575,236
4,000,000	4.75%, 5/15/2014	4,256,252
1,500,000	4.88%, 7/31/2011	1,586,016
3,500,000	5.13%, 5/15/2016	3,798,595
1,000,000	6.50%, 2/15/2010	1,072,422
		15,387,508

	TOTAL U.S. TREASURY OBLIGATIONS (identified cost $16,883,507)	17,645,803

	MUTUAL FUND—1.0%
802,135	Fidelity Institutional Cash Treasury Money Market Fund – I Shares, 3.82% [3]	802,135

	TOTAL MUTUAL FUND (identified cost $802,135)	802,135

	TOTAL INVESTMENTS — 100.3% (identified cost $78,913,086) [4]	80,634,468
	OTHER ASSETS AND LIABILITIES-NET — (0.3)%	(272,010)

	NET ASSETS — 100.0%	$80,362,458

1	Discount Note.

2	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

3	Rate disclosed is as of November 30, 2007.

4	At November 30, 2007, the cost of investments for federal tax purposes was $78,970,588. The net unrealized appreciation of investments for federal tax purposes was $1,663,880. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,725,049 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(61,169).

MTN	Medium Term Note

	INVESTMENT VALUATION - The Fund generally values fixed income and short term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued under general supervision of the Board of Trustees.

Capital One Funds

Portfolio of Investments

CASH RESERVE FUND

November 30, 2007 (Unaudited)

Principal Amount($) or shares		Value($)
	COMMERCIAL PAPER—71.8%
	Consumer Durables— 4.5%
10,000,000	Toyota Motor Corp., 5.36%, 12/20/2007 [1,2]	9,972,133

	Consumer Non-Durables— 4.5%
10,000,000	Coca-Cola Co., 5.03%, 12/14/2007 [2]	9,982,053

	Finance— 62.8%
9,500,000	American Express Co., 4.81%, 4/15/2008 [2]	9,331,322
9,500,000	American General Investment Co., 4.76%, 2/22/2008 [2]	9,397,495
10,500,000	American Honda Finance Corp., 4.52%, 1/3/2008 [2]	10,456,688
10,000,000	Chevron Oil Finance Co., 5.11%, 12/11/2007 [2]	9,985,972
10,000,000	CIT Group, Inc., 5.02%, 5/2/2008 [2]	9,791,750
10,000,000	Citigroup Funding, Inc., 4.73%, 3/20/2008 [2]	9,857,917
10,000,000	General Electric Capital Corp., 5.21%, 2/14/2008 [2]	9,893,750
10,000,000	Govco, LLC, 4.70%, 1/30/2008 [2]	9,922,500
11,000,000	HSBC Finance Corp., 5.43%, 12/5/2007 [2]	10,993,461
10,500,000	Jupiter Securitization Corp., 5.02%, 12/27/2007 [2]	10,462,083
10,000,000	Prudential Funding LLC, 4.60%, 2/5/2008 [2]	9,916,767
9,500,000	Rabobank USA, 4.95% , 1/22/2008 [2]	9,433,859
10,500,000	Societe General North America, Inc., 5.44%, 12/6/2007 [2]	10,492,183
10,500,000	Wells Fargo & Co., 4.53%, 12/14/2007 [2]	10,482,862

		140,418,609

	TOTAL COMMERCIAL PAPER (identified cost $160,372,795)	160,372,795

	MUTUAL FUND—3.5%
7,854,063	Fidelity Institutional Cash Treasury Money Market Fund - I Shares, 3.82% [3]	7,854,063
	TOTAL MUTUAL FUND (identified cost $7,854,063)	7,854,063

	REPURCHASE AGREEMENT—24.8%
55,500,000	Morgan Stanley & Co., 4.49%, dated 12/3/2007 (Proceeds at maturity $55,520,766, collateralized by a U.S. Government Agency security with a maturity of 7/3/2025 value $56,618,000.)	55,500,000

	TOTAL REPURCHASE AGREEMENT (identified cost $55,500,000)	55,500,000

	TOTAL INVESTMENTS — 100.1% (identified cost $223,726,858) [4]	223,726,858
	OTHER ASSETS AND LIABILITIES-NET — (0.1)%	(316,613)

	NET ASSETS — 100.0%	$223,410,245

1	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities liquid.

2	Rate shown represents yield to maturity.

3	Rate disclosed is as of November 30, 2007.

4	Also represents cost for federal tax purposes.

LLC	Limited Liability Co.

	INVESTMENT VALUATION - The Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Capital One Funds

Portfolio of Investments

U.S. TREASURY MONEY MARKET FUND

November 30, 2007 (Unaudited)

Principal Amount($) or Shares		Value($)
	U.S. TREASURY OBLIGATIONS—19.6%
	U.S. Treasury Notes — 19.6%
10,000,000	4.88%, 4/30/2008	10,035,437
10,000,000	5.63%, 5/15/2008	10,069,683

		20,105,120

	TOTAL U.S. TREASURY OBLIGATIONS (identified cost $20,105,120)	20,105,120

	MUTUAL FUND—4.4%
4,503,345	Fidelity Institutional Cash Treasury Money Market Fund – I Shares, 3.82% [1]	4,503,345

	TOTAL MUTUAL FUND (identified cost $4,503,345)	4,503,345

	REPURCHASE AGREEMENT—76.1%
78,098,000	Morgan Stanley & Co., 3.10%, dated 12/3/2007 (Proceeds at maturity $78,118,175, collateralized by a U.S. Treasury security with a maturity of 12/31/2011, value $ 79,665,000.)	78,098,000

	TOTAL REPURCHASE AGREEMENT (identified cost $78,098,000)	78,098,000

	TOTAL INVESTMENTS — 100.1% (identified cost $102,706,465) [2]	102,706,465
	OTHER ASSETS AND LIABILITIES-NET — (0.1)%	(114,919)

	NET ASSETS — 100.0%	$102,591,546

1	Rate disclosed is as of November 30, 2007.

2	At November 30, 2007, the cost of investments for federal tax purposes was $102,724,572. The net unrealized depreciation of investments for federal tax purposes was $(18,107). This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $0 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(18,107).

INVESTMENT VALUATION - The Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capital One Funds

By (Signature and Title)*	/s/ Richard Chauvin
Richard Chauvin, President

Date	January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Chauvin, President
Richard Chauvin, President

Date	January 28, 2008

By (Signature and Title)*	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer

Date	January 28, 2008

*	Print the name and title of each signing officer under his or her signature.